Submission	Aug. 20, 2026
Submission [Line Items]
Central Index Key	0002068385
Registrant Name	SharonAI Holdings Inc.
Registration File Number	333-298282
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES